Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases [Abstract]
Operating Leases, Rent Expense, Net	$ 125.5	$ 125.3	$ 128.6
Operating Leases, Future Minimum Payments Due [Abstract]
2013	107.2
2014	83.2
2015	62.5
2016	37.1
2017	26.3
Thereafter	43.0
Operating Leases, Future Minimum Payments Due, Total	359.3
Unconditional Purchase Obligations [Abstract]
Unrecorded Unconditional Purchase Obligation	274.6
Term of Unrecorded Unconditional Purchase Obligation	the majority of these obligations are expected to be settled during 2013
Guarantor Obligations [Line Items]
Investment Funding Commitment	3.4
Loss Contingency [Abstract]
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Minimum	215.0
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Maximum	311.0
Loss Contingency Accrual, at Carrying Value	166.0
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Gross	216.0
Estimated Amount Due from Insurers, Net	91.0
Estimated Amount Due from Insurers, Undiscounted	122.0
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Weighted Average Discount Rate	4.67%
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Discount Amount	50.0
Estimated Amount Due from Insurers, Discount Amount	31.0
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Net, Discount Amount	19.0
Loss Contingency Accrual, Product Liability, Gross, Divested Business	9.0
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Accrual for Environmental Loss Contingencies, Discount Rate	4.73%
Accrual for Environmental Loss Contingencies, Discount	6.0
Accrual For Environmental Loss Contingencies, Discount Accretion Period	30 years
Accrual for Environmental Loss Contingencies, Net	23.0	22.0
Performance Guarantee [Member] | Businesses Sold [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	35.6
Letters of Credit / Bank Guarantees [Member] | Segment, Operating Activities [Domain]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	109.6
Guarantor Obligations, Term	Substantially all of these letters of credit and guarantees expire before 2020.
Surety Bonds and Other Guarantees [Member] | Segment, Operating Activities [Domain]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	43.5
Guarantor Obligations, Term	The expiration of these bonds and guarantees ranges through 2015.
Lease Residual Value Guarantee [Member] | Segment, Operating Activities [Domain]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 58.0